Share-Based Payment Arrangements - Summary of Reconciliation of Outstanding Share Options (Detail) - Share options [member] - 2021 GHL Plan [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Statements [Line Items]
Beginning balance - Number of Share Options | shares	54,937,000
Exercised - Number of Share Options | shares	(942,000)
Cancelled and forfeited - Number of Share Options | shares	(499,000)
Ending balance - Number of Share Options | shares	53,496,000	54,937,000
Beginning balance - Weighted average exercise price per share | $ / shares	$ 2.22
Exercised - Weighted average exercise price per share | $ / shares	1.46
Cancelled and forfeited - Weighted average exercise price per share | $ / shares	1.70
Ending balance - Weighted average exercise price per share | $ / shares	$ 2.24	$ 2.22
Exercisable - Number of Share Options | shares	32,468,000	32,021,000
Exercisable - Weighted average exercise price per share | $ / shares	$ 2.11	$ 2.10
Weighted-average remaining contractual life	6 years 8 months 23 days	7 years 2 months 19 days